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November 30, 2017

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
 Washington, D.C. 20549
Re:	Castor Maritime Inc.
Ladies and Gentlemen:
On behalf of Castor Maritime Inc., a Marshall Islands corporation (the "Company"), we submit herewith the Company's draft Registration Statement on Form F-4 (the "Draft F-4 Registration Statement") to the staff (the "Staff") of the Securities and Exchange Commission.  This letter and the Draft F-4 Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act.  The Company had less than $1.0 billion in operating revenues for its most recent fiscal year, and therefore the Company qualifies as an "emerging growth company" as defined under the JOBS Act.
The Exchange Offer
The Company has completed a private offering outside of the United States to non-U.S. persons, exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "Securities Act"), in September of 2017 of 2,400,000 common shares (the "Private Placement").  The Company is filing this registration statement on Form F-4 and intends to conduct an exchange offer (the "Exchange Offer") relating to those common shares issued in the Private Placement (other than those common shares held by affiliates of the Company, if any) based on the Exxon-Capital Holdings Corporation (available May 13, 1988) no-action letter and related letters including Corimon C.A. S.A.C.A (available March 22, 1993) (involving American Depositary Shares ("ADSs")) and Vitro, Sociedad Anonima (available November 19, 1991) (involving ADSs).
The Company intends to file publicly via EDGAR its Registration Statement on Form F-4, at least 21 days prior to the anticipated date of effectivess of the registration statement on Form F-4.  It is intended that the Company will commence the offer to exchange the unregistred common shares previously issued in the Private Placement, other than common shares owned by affiliates of the Company, for fungible common shares that have been registered under the Securities Act. In addition, the Company plans to register the common shares pursuant to Section 12 of the Securities Exchange Act of 1934, as amended, on Form 8-A upon effectiveness of the Company's Registration Statement on Form F-4.
If you have any questions or comments concerning the enclosed, or would like to discuss the timing of the regigstration statement on Form F-4, please feel free to telephone the undersigned at (212) 574-1223 or Evan Preponis at (212) 574-1438.
Very truly yours, SEWARD & KISSEL LLP

By:	/s/ Gary J. Wolfe
Gary J. Wolfe